Investments - Unrealized Gains and Losses (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Deferred income tax expense	$ (12,776)	$ (2,598)
Net unrealized gain, net of deferred income tax expense	23,735	7,060
Change in net unrealized gains, net of deferred income tax expense	16,675
Common stock
Schedule of Available-for-sale Securities [Line Items]
Net unrealized gain (loss) on securities	(65)
Preferred stock
Schedule of Available-for-sale Securities [Line Items]
Net unrealized gain (loss) on securities	(326)	(652)
Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Net unrealized gain (loss) on securities	36,902	10,310
NGHC, excluding Reciprocal Exchanges
Schedule of Available-for-sale Securities [Line Items]
Net unrealized gain, net of deferred income tax expense	23,735
Reciprocal Exchanges
Schedule of Available-for-sale Securities [Line Items]
Net unrealized gain, net of deferred income tax expense	$ 0